Schedule of accruals and other current liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Accruals:
Staff cost	$ 216,344	$ 100,691
Staff bonus	34,796	10,148
Other	9,466	11,944
Total	$ 260,606	$ 122,783